RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Related party transactions, revenue from the agreement with Neviah	$ 212	$ 260	$ 242